Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 47,935	$ 10,121	$ 6,939
Short-term investments	14,063
Accounts receivable, net of allowances of $362, $285 and $285 (unaudited), respectively	17,531	12,889	9,562
Inventory	20,486	11,837	9,054
Prepaid expenses and other current assets	1,628	1,095	725
Total current assets	101,643	35,942	26,280
Property and equipment, net of accumulated depreciation of $9,005, $8,968 and $9,809 (unaudited), respectively	13,303	12,351	3,520
Other non-current assets		637
Goodwill	3,881	3,881	3,881
Other intangible assets, net		37	136
Total assets	118,827	52,848	33,817
Current liabilities:
Accounts payable	3,540	3,182	2,403
Accrued compensation and employee related benefits	5,374	4,038	2,793
Accrued liabilities	4,337	2,895	2,160
Current portion of long-term debt	1,419	5,227	4,219
Current portion of capital lease obligations	1,103	1,190	604
Current portion of deferred rent	227	258	529
Current portion of deferred revenue	413	684	1,403
Total current liabilities	16,413	17,474	14,111
Long-term debt, net of current portion	9,991	10,683	3,755
Capital lease obligations, net of current portion	1,842	2,526	1,028
Long-term liabilities—other	747	678	595
Warrant liability		2,865	3,568
Deferred rent, net of current portion	5,094	4,984	112
Deferred revenue, net of current portion	954	710	457
Total liabilities	35,041	39,920	23,626
Commitments and contingencies (Note 9)
Total redeemable convertible preferred stock		97,963	86,662
Stockholders’ (deficit) equity
Preferred stock, $0.001 par value — authorized, 5,000 shares; none issued and outstanding at September 30, 2016 (unaudited)
Common stock, $0.001 par value—authorized, 15,041, 15,041 and 495,000 shares; issued and outstanding, 3,727, 4,382 and 18,780 shares at December 31, 2014 and 2015 and September 30, 2016, respectively (unaudited)	18	4	4
Additional paid-in capital	271,074	100,276	109,740
Accumulated deficit	(187,306)	(185,315)	(186,215)
Total stockholders’ (deficit) equity	83,786	(85,035)	(76,471)
Total liabilities, redeemable convertible preferred stock and stockholders’ (deficit) equity	$ 118,827	52,848	33,817
Series 1
Current liabilities:
Total redeemable convertible preferred stock		60,184	48,883
Series 2
Current liabilities:
Total redeemable convertible preferred stock		$ 37,779	$ 37,779